Short-Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 16, 2021	Sep. 30, 2022
Debt Disclosure [Abstract]
Withdrawal of loan		$ 10,000
Borrowings used to prepay certain then outstanding loans	$ 5,000
Additional borrowings of the company			$ 5,000
Bearing interest per annum at percentage			10.00%
Payment of facility arrangement fee			$ 250
Obligated to pay a fee at percentage			4.00%